Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
July 31, 2024
ISY-NPRT3-0924
1.9883820.107
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 3.1%
ANZ Group Holdings Ltd.	94,434	1,793,986
APA Group unit	39,418	203,899
Aristocrat Leisure Ltd.	18,126	642,697
ASX Ltd.	6,108	259,511
Aurizon Holdings Ltd.	56,674	137,871
BlueScope Steel Ltd.	13,897	201,389
Brambles Ltd.	44,118	448,921
CAR Group Ltd.	11,379	259,329
Cochlear Ltd.	2,078	468,837
Coles Group Ltd.	42,400	501,867
Computershare Ltd.	16,973	306,901
Endeavour Group Ltd.	47,956	172,171
Fortescue Ltd.	52,973	653,689
Goodman Group unit	53,735	1,233,414
Macquarie Group Ltd.	11,375	1,560,635
Mineral Resources Ltd.	5,564	197,502
Northern Star Resources Ltd.	36,387	335,038
Orica Ltd.	15,633	183,609
Pilbara Minerals Ltd.	91,750	175,800
QBE Insurance Group Ltd.	47,683	563,776
Ramsay Health Care Ltd.	5,878	178,627
REA Group Ltd.	1,683	225,204
SEEK Ltd.	11,339	162,911
Suncorp Group Ltd.	40,358	470,044
The GPT Group	61,992	187,699
Transurban Group unit	97,837	832,386
WiseTech Global Ltd.	5,288	328,726
Woodside Energy Group Ltd.	59,528	1,079,529
TOTAL AUSTRALIA		13,765,968
Austria - 0.2%
Mondi PLC	13,815	270,039
Mondi PLC	10	196
OMV AG	4,668	195,510
Verbund AG	2,161	173,067
Voestalpine AG	3,357	85,959
TOTAL AUSTRIA		724,771
Belgium - 0.3%
Ageas	5,061	241,767
KBC Group NV	7,939	615,530
Lotus Bakeries SA	13	141,255
Umicore SA	6,781	93,131
Warehouses de Pauw	5,489	148,987
TOTAL BELGIUM		1,240,670
Brazil - 0.7%
Atacadao SA	19,400	31,761
CCR SA	33,500	73,324
Companhia Siderurgica Nacional SA (CSN)	21,400	44,872
Cosan SA	39,244	92,765
CPFL Energia SA	6,800	39,048
Energisa SA unit	7,300	56,697
ENGIE Brasil Energia SA	6,000	46,919
Equatorial Energia SA	33,721	194,594
Hapvida Participacoes e Investimentos SA (a)(b)	157,400	113,260
Klabin SA unit	26,730	104,394
Localiza Rent a Car SA	28,573	221,415
Localiza Rent a Car SA rights 8/1/24 (a)	288	590
Lojas Renner SA	31,965	74,937
Natura & Co. Holding SA	29,613	78,167
PRIO SA	25,300	214,928
Raia Drogasil SA	40,980	199,968
Rede D'Oregon Sao Luiz SA (b)	15,502	75,617
Rumo SA	42,000	164,476
Sendas Distribuidora SA (a)	42,200	73,266
Telefonica Brasil SA	13,300	114,068
TIM SA	27,800	85,963
Totvs SA	17,900	87,820
Ultrapar Participacoes SA	23,400	91,885
Wheaton Precious Metals Corp.	14,194	848,669
Yara International ASA	5,199	148,194
TOTAL BRAZIL		3,277,597
Burkina Faso - 0.0%
Endeavour Mining PLC	5,932	131,928
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	15,639	1,206,694
Alimentation Couche-Tard, Inc. (multi-vtg.)	24,228	1,493,532
Bank of Montreal	22,942	1,935,028
Bank of Nova Scotia	38,447	1,795,298
Brookfield Corp. (Canada) Class A	42,640	2,079,420
CAE, Inc. (a)	9,893	179,996
Cameco Corp.	13,642	620,913
Canadian National Railway Co.	17,122	1,982,117
Canadian Tire Ltd. Class A (non-vtg.)	1,661	170,569
CGI, Inc. Class A (sub. vtg.) (a)	6,526	744,134
Dollarama, Inc.	8,759	821,119
Element Fleet Management Corp.	12,316	235,589
Enbridge, Inc.	66,905	2,503,880
FirstService Corp.	1,294	225,622
Fortis, Inc.	15,398	643,735
Gildan Activewear, Inc.	4,808	195,782
Hydro One Ltd. (b)	10,438	327,130
iA Financial Corp., Inc.	3,108	210,164
Imperial Oil Ltd.	5,959	426,904
Intact Financial Corp.	5,630	1,023,117
Ivanhoe Mines Ltd. (a)	19,807	258,948
Keyera Corp.	7,110	200,583
Kinross Gold Corp.	38,913	353,716
Metro, Inc.	7,186	427,938
National Bank of Canada	10,650	890,785
Nutrien Ltd.	15,497	794,801
Open Text Corp.	8,616	271,588
Parkland Corp.	4,531	127,104
Pembina Pipeline Corp.	18,167	704,100
RB Global, Inc.	5,807	462,411
RioCan (REIT)	5,003	64,791
Rogers Communications, Inc. Class B (non-vtg.)	11,410	441,227
Shopify, Inc. Class A (a)	38,044	2,330,062
Stantec, Inc.	3,614	317,987
Sun Life Financial, Inc.	18,288	907,876
TELUS Corp.	15,485	249,999
The Toronto-Dominion Bank	55,685	3,288,305
Thomson Reuters Corp.	4,973	805,931
West Fraser Timber Co. Ltd.	1,664	147,556
WSP Global, Inc.	3,952	656,467
TOTAL CANADA		32,522,918
Chile - 0.2%
Antofagasta PLC	12,499	324,575
Empresas CMPC SA	34,584	60,071
Empresas COPEC SA	12,459	86,775
Enel Americas SA	715,204	66,936
Falabella SA (a)	26,959	89,303
LATAM Airlines Group SA	4,763,524	58,970
Lundin Mining Corp.	20,584	207,830
TOTAL CHILE		894,460
China - 8.0%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	4,100	7,502
AAC Technology Holdings, Inc.	22,000	80,393
Agricultural Bank of China Ltd.:
(A Shares)	157,600	100,195
(H Shares)	884,000	396,014
Aier Eye Hospital Group Co. Ltd. (A Shares)	19,300	29,593
AIMA Technology Group Co. Ltd.	1,400	5,418
Air China Ltd. (A Shares) (a)	21,400	21,608
Airtac International Group	4,000	102,983
Alibaba Group Holding Ltd.	490,300	4,824,662
Alibaba Health Information Technology Ltd. (a)	182,000	77,106
Angel Yeast Co. Ltd. (A Shares)	1,600	6,635
Anhui Conch Cement Co. Ltd.:
(A Shares)	7,400	24,773
(H Shares)	41,000	100,127
Anjoy Foods Group Co. Ltd. (A Shares)	500	5,495
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	800	8,215
Baidu, Inc. Class A (a)	71,362	791,234
BeiGene Ltd. (a)	21,600	274,811
Beijing Enterprises Water Group Ltd.	124,000	38,250
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	2,100	3,773
Beijing Tongrentang Co. Ltd. (A Shares)	2,500	12,913
Bilibili, Inc. Class Z (a)	7,280	110,773
BOC Aviation Ltd. Class A (b)	6,400	56,154
Bosideng International Holdings Ltd.	118,000	59,054
By-Health Co. Ltd. (A Shares)	3,100	5,818
BYD Co. Ltd.:
(A Shares)	3,300	112,922
(H Shares)	33,000	976,958
China Baoan Group Co. Ltd. (A Shares)	4,800	5,605
China Construction Bank Corp.:
(A Shares)	200	206
(H Shares)	3,038,000	2,126,991
China Eastern Airlines Corp. Ltd. (A Shares) (a)	31,200	17,243
China Feihe Ltd. (b)	122,000	55,278
China Jushi Co. Ltd. (A Shares)	7,357	10,842
China Literature Ltd. (a)(b)	12,600	40,883
China Mengniu Dairy Co. Ltd.	99,000	165,996
China Merchants Bank Co. Ltd.:
(A Shares)	39,100	177,256
(H Shares)	121,500	505,417
China Merchants Holdings International Co. Ltd.	40,000	58,877
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	16,800	20,454
China Minsheng Banking Corp. Ltd.:
(A Shares)	149,700	73,609
(H Shares)	101,500	35,986
China National Building Materials Co. Ltd. (H Shares)	142,000	47,074
China Overseas Land and Investment Ltd.	122,000	197,690
China Resource Gas Group Ltd.	29,200	99,042
China Resources Land Ltd.	101,500	304,649
China Resources Pharmaceutical Group Ltd. (b)	59,000	40,326
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	2,340	13,379
China Ruyi Holdings Ltd. (a)	200,000	53,502
China Southern Airlines Ltd. (A Shares) (a)	20,200	16,563
China Three Gorges Renewables Group Co. Ltd. (A Shares)	52,700	35,475
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	3,600	34,211
(H Shares) (b)	3,800	26,848
China Vanke Co. Ltd.:
(A Shares)	17,800	17,480
(H Shares)	72,500	39,809
China Yangtze Power Co. Ltd. (A Shares)	46,900	193,973
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	4,800	18,835
Chow Tai Fook Jewellery Group Ltd.	64,800	58,888
CITIC Pacific Ltd.	186,000	171,648
Cmoc Group Ltd.:
(A Shares)	32,500	33,627
(H Shares)	117,000	93,296
CNGR Advanced Material Co. Ltd.	1,680	6,946
Contemporary Amperex Technology Co. Ltd.	8,340	215,219
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	2,760	9,385
CSPC Pharmaceutical Group Ltd.	263,280	196,124
ENN Energy Holdings Ltd.	24,500	172,159
ENN Natural Gas Co. Ltd. (A Shares)	4,800	13,051
Far East Horizon Ltd.	63,000	42,979
Fosun International Ltd.	75,500	39,331
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	3,020	11,767
(H Shares) (b)	13,840	29,087
Geely Automobile Holdings Ltd.	194,000	197,654
GEM Co. Ltd. (A Shares)	9,500	8,145
Genscript Biotech Corp. (a)	38,000	60,505
Goldwind Science & Technology Co. Ltd.:
(A Shares)	6,400	7,101
(H Shares)	18	9
Great Wall Motor Co. Ltd.:
(A Shares)	5,300	17,339
(H Shares)	71,500	97,739
Guangzhou Baiyunshan Pharma Health (A Shares)	2,600	10,544
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	900	3,631
H World Group Ltd. ADR	6,563	196,890
Haier Smart Home Co. Ltd.	77,400	253,053
Haier Smart Home Co. Ltd. (A Shares)	11,600	43,847
Haitian International Holdings Ltd.	20,000	57,981
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	700	5,193
Hansoh Pharmaceutical Group Co. Ltd. (b)	38,000	83,073
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	6,400	20,451
Horizon Construction Development Ltd. (a)	666	127
Huadong Medicine Co. Ltd. (A Shares)	3,200	12,938
Huatai Securities Co. Ltd.:
(A Shares)	13,500	24,869
(H Shares) (b)	42,800	47,386
Hygeia Healthcare Holdings Co. (b)	11,200	30,176
IMEIK Technology Development Co. Ltd. (A Shares)	560	13,620
Industrial & Commercial Bank of China Ltd.:
(A Shares)	116,600	94,478
(H Shares)	2,044,000	1,135,432
Industrial Bank Co. Ltd. (A Shares)	39,500	91,641
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,700	40,660
Innovent Biologics, Inc. (a)(b)	39,000	193,182
JD Logistics, Inc. (a)(b)	66,300	68,312
JD.com, Inc. Class A	73,100	963,867
Jiangsu Eastern Shenghong Co. Ltd.	12,200	13,400
Jiangsu Expressway Co. Ltd. (H Shares)	38,000	36,138
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	11,800	68,988
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	6,300	13,063
Jinduicheng Molybdenum Co. Ltd. (A Shares)	5,900	8,630
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	3,500	5,119
Juneyao Airlines Co. Ltd. (A shares)	5,800	9,142
Kanzhun Ltd. ADR	8,329	113,108
KE Holdings, Inc. ADR	20,775	287,734
Kingdee International Software Group Co. Ltd. (a)	91,000	73,030
Kingnet Network Co. Ltd. (A Shares)	3,900	5,089
Kingsoft Corp. Ltd.	29,600	83,918
Kuaishou Technology Class B (a)(b)	73,900	414,294
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	4,000	9,973
Kunlun Energy Co. Ltd.	124,000	120,304
Lenovo Group Ltd.	256,000	330,287
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	4,200	7,632
Li Auto, Inc. Class A (a)	39,230	383,756
Livzon Pharmaceutical Group, Inc. (A Shares)	1,200	6,107
Longfor Properties Co. Ltd. (b)	62,471	81,239
MINISO Group Holding Ltd.	12,432	51,971
NetEase, Inc.	60,800	1,121,370
NIO, Inc. sponsored ADR (a)	43,719	194,112
Nongfu Spring Co. Ltd. (H Shares) (b)	63,800	248,656
Offshore Oil Enginering Co. Ltd. (A Shares)	8,100	6,171
Orient Securities Co. Ltd. (A Shares)	13,100	15,423
Pharmaron Beijing Co. Ltd. (A Shares)	2,750	8,426
Pop Mart International Group Ltd. (b)	14,600	77,458
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	259,000	138,569
Prosus NV	44,601	1,555,830
SF Holding Co. Ltd. (A Shares)	9,000	43,693
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	21,600	10,830
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	82,800	41,862
Shanghai Electric Group Co. Ltd. (A Shares) (a)	23,300	12,489
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (A Shares)	4,100	13,391
Shanghai M&G Stationery, Inc. (A Shares)	1,700	7,052
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	5,200	13,973
(H Shares)	22,400	33,602
Shanghai Putailai New Energy Technology Co. Ltd.	3,685	6,635
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	7,200	5,445
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,500	16,154
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,400	85,469
Shenzhen New Industries Biomedical Engineering Co. Ltd.	1,700	14,625
Shenzhou International Group Holdings Ltd.	26,200	222,501
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	4,100	8,984
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	3,500	14,563
Sinoma Science & Technology Co. Ltd. (A Shares)	3,100	4,921
Sinopharm Group Co. Ltd. (H Shares)	43,200	101,519
Sinotruk Hong Kong Ltd.	22,500	59,181
Sungrow Power Supply Co. Ltd. (A Shares)	3,780	36,037
Sunny Optical Technology Group Co. Ltd.	22,500	126,426
Sunwoda Electronic Co. Ltd. (A Shares)	3,400	8,091
Tencent Holdings Ltd.	208,200	9,607,692
Tianqi Lithium Corp. (A Shares)	2,700	10,942
Tongcheng Travel Holdings Ltd.	37,600	65,547
Vipshop Holdings Ltd. ADR	11,767	160,502
Want Want China Holdings Ltd.	149,000	89,444
Weichai Power Co. Ltd.:
(A Shares)	12,600	24,084
(H Shares)	62,000	99,037
Western Mining Co. Ltd. (A Shares)	4,400	9,824
WuXi AppTec Co. Ltd.	4,776	28,141
WuXi AppTec Co. Ltd. (H Shares) (b)	11,480	47,093
Wuxi Biologics (Cayman), Inc. (a)(b)	120,000	175,519
Xiamen Tungsten Co. Ltd. (A Shares)	2,500	5,887
XPeng, Inc. Class A (a)	39,016	157,704
Yadea Group Holdings Ltd. (b)	40,000	53,860
Yantai Jereh Oilfield Services (A Shares)	2,000	8,723
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	2,700	10,236
Yum China Holdings, Inc.	12,417	375,490
Yunnan Baiyao Group Co. Ltd. (A Shares)	3,320	23,227
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	9,400	7,031
Yunnan Energy New Material Co. Ltd.	1,800	7,684
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,100	32,415
Zhejiang Chint Electric Co. Ltd. (A Shares)	4,000	10,682
Zhejiang Expressway Co. Ltd. (H Shares)	50,440	33,119
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	4,200	9,977
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)	15,700	50,238
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	13,000	12,118
ZTO Express, Inc. sponsored ADR	13,456	254,991
TOTAL CHINA		35,287,815
Colombia - 0.0%
Bancolombia SA	8,373	75,483
Interconexion Electrica SA ESP	13,619	58,833
TOTAL COLOMBIA		134,316
Czech Republic - 0.0%
Komercni Banka A/S	2,464	85,182
MONETA Money Bank A/S (b)	7,614	34,880
TOTAL CZECH REPUBLIC		120,062
Denmark - 4.2%
A.P. Moller - Maersk A/S:
Series A	97	157,554
Series B	142	234,916
Coloplast A/S Series B	4,000	520,002
DSV A/S	5,355	981,628
Genmab A/S (a)	2,093	591,213
Novo Nordisk A/S Series B	102,830	13,624,245
Novonesis (NOVOZYMES) B Series B	11,695	744,570
ORSTED A/S (a)(b)	5,991	356,572
Pandora A/S	2,606	408,546
Rockwool International A/S Series B	301	133,052
Tryg A/S	11,057	242,133
Vestas Wind Systems A/S (a)	31,652	783,293
TOTAL DENMARK		18,777,724
Egypt - 0.0%
Commercial International Bank SAE	71,500	122,637
Commercial International Bank SAE GDR	4	7
TOTAL EGYPT		122,644
Finland - 0.9%
Elisa Corp. (A Shares)	4,530	210,910
Kesko Oyj	8,664	156,589
Kone OYJ (B Shares)	10,764	549,383
Metso Corp.	19,672	199,658
Neste OYJ	13,409	270,632
Nokia Corp.	169,099	664,543
Orion Oyj (B Shares)	3,406	156,551
Sampo Oyj (A Shares)	14,080	616,685
Stora Enso Oyj (R Shares)	18,403	229,838
UPM-Kymmene Corp.	16,930	559,386
Wartsila Corp.	15,949	328,905
TOTAL FINLAND		3,943,080
France - 6.1%
Aeroports de Paris SA	1,091	143,459
AXA SA	57,151	2,006,562
BNP Paribas SA	32,475	2,224,984
Bouygues SA	6,007	207,644
Carrefour SA	17,948	267,735
Compagnie Generale des Etablissements Michelin SCA Series B	21,359	845,579
Covivio	1,568	81,013
Credit Agricole SA	33,111	502,475
Danone SA	20,282	1,317,622
Dassault Systemes SA	20,973	795,061
Eiffage SA	2,304	229,652
Eurazeo SA	1,445	113,848
Gecina SA	1,335	132,489
Getlink SE	9,547	170,224
Hermes International SCA	998	2,185,013
Kering SA	2,338	718,089
L'Oreal SA	7,577	3,276,658
LVMH Moet Hennessy Louis Vuitton SE	8,687	6,127,483
Publicis Groupe SA	7,167	748,210
Rexel SA	7,144	181,847
TotalEnergies SE	67,659	4,564,705
TOTAL FRANCE		26,840,352
Germany - 2.2%
adidas AG	5,093	1,274,902
Beiersdorf AG	3,198	464,471
Commerzbank AG	33,436	546,048
Covestro AG (a)(b)	5,976	352,221
Deutsche Borse AG	5,971	1,222,673
Deutsche Lufthansa AG	19,392	121,526
Evonik Industries AG	8,281	168,174
GEA Group AG	4,887	216,001
HeidelbergCement AG	4,326	451,701
Henkel AG & Co. KGaA	3,292	255,074
Knorr-Bremse AG	2,225	178,925
LEG Immobilien AG	2,373	207,663
Merck KGaA	4,050	726,720
MTU Aero Engines AG	1,703	482,332
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,297	2,118,735
Puma AG	3,341	165,965
Symrise AG	4,208	531,692
Zalando SE (a)(b)	7,091	181,956
TOTAL GERMANY		9,666,779
Greece - 0.2%
Alpha Services and Holdings SA	71,329	131,464
Eurobank Ergasias Services and Holdings SA	82,484	189,070
Hellenic Telecommunications Organization SA	6,166	101,232
Metlen Energy & Metals SA	3,294	130,049
Motor Oil (HELLAS) Corinth Refineries SA	2,043	52,004
National Bank of Greece SA	24,506	215,090
TOTAL GREECE		818,909
Hong Kong - 1.2%
AIA Group Ltd.	353,400	2,363,843
CK Infrastructure Holdings Ltd.	20,500	136,835
Hang Seng Bank Ltd.	24,200	296,892
Hong Kong & China Gas Co. Ltd.	353,356	288,099
Hong Kong Exchanges and Clearing Ltd.	37,700	1,112,039
MTR Corp. Ltd.	49,656	160,799
Orient Overseas International Ltd.	4,000	56,471
Prudential PLC	86,136	777,325
Sino Biopharmaceutical Ltd.	330,750	118,959
Sino Land Ltd.	124,278	128,528
Swire Pacific Ltd. (A Shares)	13,500	116,376
TOTAL HONG KONG		5,556,166
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	14,502	113,036
India - 5.0%
ABB India Ltd.	1,649	155,527
Adani Green Energy Ltd. (a)	9,979	220,156
APL Apollo Tubes Ltd.	5,245	93,057
Ashok Leyland Ltd.	46,219	141,918
Asian Paints Ltd.	12,130	446,857
Astral Ltd.	4,317	112,852
AU Small Finance Bank Ltd. (b)	11,456	88,395
Axis Bank Ltd.	71,808	1,000,090
Balkrishna Industries Ltd.	2,435	96,649
Bharti Airtel Ltd.	71,325	1,270,603
Britannia Industries Ltd.	3,391	234,272
Cipla Ltd./India	16,599	306,157
Colgate-Palmolive Ltd.	4,214	171,730
Dabur India Ltd.	16,697	126,771
Eicher Motors Ltd.	4,352	257,951
GAIL India Ltd.	71,825	206,714
GMR Airports Infrastructure Ltd. (a)	77,808	94,537
Grasim Industries Ltd.	8,387	278,147
Havells India Ltd.	8,076	178,428
HCL Technologies Ltd.	30,046	589,452
HDFC Bank Ltd.	88,498	1,710,178
Hero Motocorp Ltd.	3,777	247,587
Hindalco Industries Ltd.	42,694	341,439
Hindustan Unilever Ltd.	26,046	841,672
ICICI Prudential Life Insurance Co. Ltd. (b)	11,881	104,432
Info Edge India Ltd.	2,213	185,736
Infosys Ltd.	104,432	2,315,786
InterGlobe Aviation Ltd. (a)(b)	5,488	293,134
Kotak Mahindra Bank Ltd.	34,353	741,770
Macrotech Developers Ltd. (b)	9,440	147,562
Mahindra & Mahindra Ltd.	29,294	1,017,357
Marico Ltd.	16,687	134,349
Max Healthcare Institute Ltd.	24,370	268,432
Nestle India Ltd.	10,660	312,736
PI Industries Ltd.	2,384	126,158
Pidilite Industries Ltd.	4,720	179,627
Power Grid Corp. of India Ltd.	147,396	612,978
Reliance Industries Ltd.	95,891	3,448,238
Shree Cement Ltd.	277	91,775
Siemens Ltd.	2,780	236,832
Sona Blw Precision Forgings Ltd. (b)	12,908	104,717
SRF Ltd.	4,638	146,511
Supreme Industries Ltd.	1,976	126,367
Suzlon Energy Ltd. (a)	302,096	250,328
Tata Consumer Products Ltd.	18,049	256,299
Tata Consumer Products Ltd. rights 8/19/24 (a)	694	3,075
The Indian Hotels Co. Ltd.	26,396	202,412
Thermax Ltd.	1,316	79,717
Torrent Pharmaceuticals Ltd.	3,190	120,843
Trent Ltd.	5,755	401,342
Tvs Motor Co. Ltd.	7,335	221,729
Union Bank of India Ltd.	48,304	77,768
UPL Ltd.	14,513	99,157
Vedanta Ltd.	43,138	232,234
Zomato Ltd. (a)	209,800	574,942
TOTAL INDIA		22,325,482
Indonesia - 0.3%
Amman Mineral Internasional PT	206,800	150,394
PT Aneka Tambang Tbk	258,300	20,890
PT Bank Rakyat Indonesia (Persero) Tbk	2,155,900	620,339
PT Barito Pacific Tbk	927,327	62,164
PT Chandra Asri Pacific Tbk	246,800	146,471
PT Kalbe Farma Tbk	699,100	68,362
PT Merdeka Copper Gold Tbk (a)	316,518	47,886
PT Telkom Indonesia Persero Tbk	1,555,700	276,299
PT Unilever Indonesia Tbk	234,500	35,189
TOTAL INDONESIA		1,427,994
Ireland - 0.3%
AerCap Holdings NV	6,416	602,783
Kerry Group PLC Class A	4,940	461,922
Kingspan Group PLC (Ireland)	4,935	461,454
TOTAL IRELAND		1,526,159
Italy - 1.4%
Coca-Cola HBC AG	7,021	256,334
Enel SpA	256,089	1,828,265
FinecoBank SpA	19,337	328,561
Generali	32,345	837,679
Intesa Sanpaolo SpA	459,766	1,867,033
Mediobanca SpA	15,831	256,911
Moncler SpA	6,968	415,365
Nexi SpA (a)(b)	18,907	116,143
Poste Italiane SpA (b)	14,500	196,393
TOTAL ITALY		6,102,684
Japan - 15.8%
AEON Co. Ltd.	20,700	472,304
Ajinomoto Co., Inc.	14,900	613,661
Ana Holdings, Inc.	5,200	99,464
Asahi Kasei Corp.	39,600	285,566
Asics Corp.	21,483	354,931
Astellas Pharma, Inc.	57,300	664,563
Bandai Namco Holdings, Inc.	19,000	403,765
Bridgestone Corp.	17,800	725,771
Brother Industries Ltd.	7,400	153,775
Chugai Pharmaceutical Co. Ltd.	21,100	920,857
Concordia Financial Group Ltd.	33,300	209,874
Dai Nippon Printing Co. Ltd.	6,600	217,128
Daifuku Co. Ltd.	9,800	179,312
Daiichi Sankyo Co. Ltd.	58,200	2,370,352
Daikin Industries Ltd.	8,300	1,203,555
Daiwa House Industry Co. Ltd.	17,700	501,235
Daiwa Securities Group, Inc.	42,300	349,233
DENSO Corp.	59,200	970,822
Eisai Co. Ltd.	8,000	305,088
ENEOS Holdings, Inc.	91,400	478,894
FANUC Corp.	29,900	886,439
Fast Retailing Co. Ltd.	5,500	1,516,069
Fuji Electric Co. Ltd.	4,000	224,988
FUJIFILM Holdings Corp.	35,100	834,535
Fujitsu Ltd.	55,300	1,004,258
Hankyu Hanshin Holdings, Inc.	7,200	206,909
Hitachi Construction Machinery Co. Ltd.	3,500	87,175
Hitachi Ltd.	146,000	3,154,576
Hoya Corp.	11,000	1,378,309
Ibiden Co. Ltd.	3,600	140,415
Isuzu Motors Ltd.	18,600	251,605
Itochu Corp.	37,400	1,918,001
JFE Holdings, Inc.	18,100	265,135
Kao Corp.	14,600	639,329
KDDI Corp.	47,000	1,414,231
Kikkoman Corp.	21,300	266,547
Koito Manufacturing Co. Ltd.	6,500	97,432
Komatsu Ltd.	29,300	832,928
Konami Group Corp.	3,200	240,767
Kubota Corp.	31,700	455,748
LY Corp.	82,600	206,658
Marubeni Corp.	44,600	839,362
MatsukiyoCocokara & Co.	11,100	181,573
Mazda Motor Corp.	18,100	156,120
McDonald's Holdings Co. (Japan) Ltd.	2,800	116,071
Meiji Holdings Co. Ltd.	7,100	179,306
Mitsubishi Chemical Group Corp.	42,800	252,787
Mitsubishi Estate Co. Ltd.	35,700	608,469
Mitsui Chemicals, Inc.	5,300	153,234
Mitsui Fudosan Co. Ltd.	83,800	868,156
Mizuho Financial Group, Inc.	75,900	1,735,085
MS&AD Insurance Group Holdings, Inc.	40,500	954,769
NEC Corp.	7,700	666,471
Nippon Paint Holdings Co. Ltd.	29,400	187,973
Nissan Chemical Corp.	3,900	125,837
Nitori Holdings Co. Ltd.	2,500	305,739
Nitto Denko Corp.	4,500	390,751
Nomura Holdings, Inc.	95,300	587,583
Nomura Research Institute Ltd.	11,900	370,969
Obayashi Corp.	20,600	270,464
OMRON Corp.	5,500	204,016
Oriental Land Co. Ltd.	34,300	981,993
ORIX Corp.	36,200	875,665
Osaka Gas Co. Ltd.	11,600	262,556
Pan Pacific International Holdings Ltd.	12,000	315,690
Panasonic Holdings Corp.	73,900	605,329
Rakuten Group, Inc. (a)	47,100	276,321
Recruit Holdings Co. Ltd.	46,800	2,683,666
Renesas Electronics Corp.	47,100	811,244
Ricoh Co. Ltd.	17,400	161,982
ROHM Co. Ltd.	10,400	142,249
Secom Co. Ltd.	6,500	415,043
Seiko Epson Corp.	9,300	160,987
Sekisui Chemical Co. Ltd.	12,200	185,152
Sekisui House Ltd.	18,900	473,565
Seven & i Holdings Co. Ltd.	70,400	843,023
SG Holdings Co. Ltd.	10,300	104,750
Shimadzu Corp.	7,600	226,166
Shin-Etsu Chemical Co. Ltd.	56,700	2,519,220
Shiseido Co. Ltd.	12,700	396,893
SoftBank Corp.	89,800	1,171,419
SoftBank Group Corp.	32,400	1,980,043
Sompo Holdings, Inc.	28,000	638,454
Sony Group Corp.	39,300	3,490,573
Subaru Corp.	19,100	367,226
Sumitomo Electric Industries Ltd.	22,600	341,872
Sumitomo Metal Mining Co. Ltd.	7,900	240,903
Sumitomo Mitsui Financial Group, Inc.	39,400	2,845,189
Sumitomo Mitsui Trust Holdings, Inc.	20,800	525,758
Sysmex Corp.	15,800	258,666
T&D Holdings, Inc.	15,500	290,559
TDK Corp.	12,300	858,077
TIS, Inc.	6,400	137,993
Tokio Marine Holdings, Inc.	59,200	2,322,602
Tokyo Electron Ltd.	14,900	3,117,788
Tokyo Gas Co. Ltd.	11,400	249,770
Tokyu Corp.	15,900	192,635
Toray Industries, Inc.	43,100	224,079
Toto Ltd.	4,600	126,662
Unicharm Corp.	12,800	428,808
West Japan Railway Co.	13,900	273,650
Yamaha Motor Co. Ltd.	28,500	265,392
Yamato Holdings Co. Ltd.	8,100	98,375
Yokogawa Electric Corp.	7,300	184,779
Zensho Holdings Co. Ltd.	3,100	126,376
ZOZO, Inc.	4,400	128,810
TOTAL JAPAN		69,984,891
Korea (South) - 1.8%
AMOREPACIFIC Corp.	923	122,434
CJ CheilJedang Corp.	255	71,951
Coway Co. Ltd.	1,795	81,639
Doosan Bobcat, Inc.	1,695	50,982
Doosan Heavy Industries & Construction Co. Ltd. (a)	13,902	191,106
Hana Financial Group, Inc.	9,258	437,288
Hanjin Kal Corp.	832	41,849
Hanwha Solutions Corp.	3,614	65,299
HD Hyundai Co. Ltd.	1,410	86,363
HD Hyundai Electric Co. Ltd.	685	155,024
HMM Co. Ltd.	7,754	103,025
HYBE Co. Ltd.	656	84,287
Hyundai Engineering & Construction Co. Ltd.	2,549	62,246
Hyundai Glovis Co. Ltd.	1,124	99,698
Kakao Corp.	9,842	281,654
KakaoBank Corp.	5,233	81,754
KB Financial Group, Inc.	12,151	789,506
Korea Zinc Co. Ltd.	271	95,755
Korean Air Lines Co. Ltd.	6,011	93,251
KRAFTON, Inc. (a)	917	196,817
Kumho Petro Chemical Co. Ltd.	509	51,540
LG Chemical Ltd.	1,577	351,713
LG Corp.	3,035	192,098
LG Display Co. Ltd. (a)	9,066	74,800
LG Electronics, Inc.	3,359	255,029
LG Energy Solution (a)	1,474	348,649
LG H & H Co. Ltd.	293	75,293
LG Uplus Corp.	6,599	48,320
Lotte Chemical Corp.	592	43,823
Mirae Asset Securities Co. Ltd.	7,869	44,521
NAVER Corp.	4,108	521,826
NCSOFT Corp.	476	60,916
Netmarble Corp. (a)(b)	835	38,587
POSCO Chemtech Co. Ltd.	951	146,837
Samsung C&T Corp.	2,639	299,197
Samsung E&A Co. Ltd. (a)	5,213	108,653
Samsung SDI Co. Ltd.	1,741	406,084
Shinhan Financial Group Co. Ltd.	13,707	605,910
SK Biopharmaceuticals Co. Ltd. (a)	964	60,312
SK Bioscience Co. Ltd. (a)	826	33,467
SK IE Technology Co. Ltd. (a)(b)	934	25,433
SK Innovation Co., Ltd. (a)	1,958	148,945
SK Square Co. Ltd. (a)	3,037	191,116
SK Telecom Co. Ltd.	1,615	64,229
SK, Inc.	1,179	129,021
SKC Co. Ltd. (a)	582	57,912
Woori Financial Group, Inc.	18,677	214,614
Yuhan Corp.	1,693	116,674
TOTAL KOREA (SOUTH)		7,907,447
Kuwait - 0.2%
Kuwait Finance House KSCP	320,005	772,119
Mabanee Co. SAKC	21,807	59,899
TOTAL KUWAIT		832,018
Luxembourg - 0.1%
Eurofins Scientific SA	4,277	253,842
Malaysia - 0.6%
AMMB Holdings Bhd	78,800	77,351
Axiata Group Bhd	84,704	44,246
CelcomDigi Bhd	116,700	96,520
CIMB Group Holdings Bhd	218,205	352,870
Gamuda Bhd	62,056	106,162
IHH Healthcare Bhd	71,800	98,453
Kuala Lumpur Kepong Bhd	15,030	68,959
Malayan Banking Bhd	170,340	378,904
Malaysia Airports Holdings Bhd	29,700	66,194
Maxis Bhd	79,200	60,850
MR DIY Group M Sdn Bhd (b)	110,900	50,689
Nestle (Malaysia) Bhd	2,200	52,001
Petronas Chemicals Group Bhd	90,200	113,867
Petronas Dagangan Bhd	9,200	35,522
Petronas Gas Bhd	25,800	102,200
PPB Group Bhd	21,300	68,705
Press Metal Aluminium Holdings	119,000	138,827
Public Bank Bhd	457,100	418,847
QL Resources Bhd	33,700	48,997
RHB Bank Bhd	47,063	58,489
SD Guthrie Bhd	63,200	61,487
Sime Darby Bhd	83,900	47,479
Telekom Malaysia Bhd	35,295	53,544
YTL Corp. Bhd	106,700	79,192
YTL Power International Bhd	79,000	80,126
TOTAL MALAYSIA		2,760,481
Mexico - 0.6%
America Movil S.A.B. de CV Series L	586,700	489,993
Arca Continental S.A.B. de CV	16,600	163,354
CEMEX S.A.B. de CV unit	464,400	300,111
Fibra Uno Administracion SA de CV	93,500	118,838
Fomento Economico Mexicano S.A.B. de CV unit	61,200	675,825
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,350	161,324
Grupo Bimbo S.A.B. de CV Series A	42,200	147,613
Grupo Financiero Banorte S.A.B. de CV	82,100	615,210
Orbia Advance Corp. S.A.B. de CV	33,800	43,377
TOTAL MEXICO		2,715,645
Netherlands - 4.1%
Akzo Nobel NV	5,396	333,647
ASML Holding NV (Netherlands)	12,592	11,590,352
ASR Nederland NV	5,031	252,475
ING Groep NV (Certificaten Van Aandelen)	103,942	1,886,646
JDE Peet's BV	3,827	83,995
Koninklijke Ahold Delhaize NV	29,649	955,149
Koninklijke KPN NV	123,740	487,559
NN Group NV	9,032	452,968
OCI NV	3,344	80,524
Universal Music Group NV	25,812	614,958
Wolters Kluwer NV	7,822	1,312,977
TOTAL NETHERLANDS		18,051,250
New Zealand - 0.2%
Mercury Nz Ltd.	22,219	90,979
Meridian Energy Ltd.	41,791	161,667
Spark New Zealand Ltd.	53,485	137,456
Xero Ltd. (a)	4,589	414,675
TOTAL NEW ZEALAND		804,777
Norway - 0.6%
Aker BP ASA	9,958	241,772
DNB Bank ASA	26,800	553,902
Equinor ASA	28,332	750,237
Gjensidige Forsikring ASA	6,264	105,983
Mowi ASA	14,501	244,816
Norsk Hydro ASA	41,886	232,336
Orkla ASA	22,572	190,538
Salmar ASA	2,135	122,888
Telenor ASA	19,439	231,616
TOTAL NORWAY		2,674,088
Peru - 0.1%
Credicorp Ltd. (United States)	2,143	365,682
Philippines - 0.1%
Ayala Corp.	7,760	78,019
JG Summit Holdings, Inc.	80,833	38,522
PLDT, Inc.	2,320	60,252
SM Investments Corp.	6,925	107,789
Universal Robina Corp.	26,810	54,691
TOTAL PHILIPPINES		339,273
Poland - 0.3%
Allegro.eu SA (a)(b)	18,370	168,698
Budimex SA	400	64,334
CD Projekt SA	1,996	80,093
KGHM Polska Miedz SA (Bearer)	4,533	155,648
mBank SA (a)	483	75,916
Orlen SA	18,338	299,195
Powszechna Kasa Oszczednosci Bank SA	27,649	411,279
Santander Bank Polska SA	1,098	144,601
TOTAL POLAND		1,399,764
Portugal - 0.1%
Galp Energia SGPS SA	14,752	310,606
Jeronimo Martins SGPS SA	8,710	152,236
TOTAL PORTUGAL		462,842
Qatar - 0.2%
Qatar Fuel Co.	19,870	80,440
Qatar Gas Transport Co. Ltd. (Nakilat)	87,334	107,938
Qatar National Bank SAQ	145,686	611,793
TOTAL QATAR		800,171
Romania - 0.0%
NEPI Rockcastle PLC	16,978	128,385
Russia - 0.0%
Gazprom OAO (a)(c)	372,050	42,617
LUKOIL PJSC (a)(c)	13,192	4,470
Moscow Exchange MICEX-RTS OAO (a)(c)	49,350	10,385
Novatek PJSC GDR (Reg. S) (a)(c)	2,894	148,219
Novolipetsk Steel OJSC (a)(c)	47,040	494
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	4,171	86
sponsored GDR (Reg. S) (a)(c)	26	1
Polyus PJSC (a)(c)	1,031	2,654
TOTAL RUSSIA		208,926
Saudi Arabia - 0.7%
ACWA Power Co.	4,648	489,341
Alinma Bank	38,668	333,922
Bank Albilad	18,146	177,983
Dr Sulaiman Al Habib Medical Services Group Co.	2,751	211,170
Etihad Etisalat Co.	11,839	164,084
Mobile Telecommunications Co. Saudi Arabia	13,594	39,421
Saudi Arabian Oil Co. (b)	113,892	837,821
Saudi Basic Industries Corp.	28,476	598,073
Saudi Electricity Co.	26,942	122,650
The Savola Group (a)	8,598	104,613
TOTAL SAUDI ARABIA		3,079,078
Singapore - 0.7%
CapitaLand Ascendas REIT	116,800	237,672
CapitaLand Integrated Commercial Trust	169,609	263,924
CapitaLand Investment Ltd.	74,501	150,485
Grab Holdings Ltd. (a)	66,512	219,490
Keppel Ltd.	45,600	226,516
Singapore Exchange Ltd.	27,200	200,434
STMicroelectronics NV (France)	21,291	705,091
United Overseas Bank Ltd.	40,000	968,056
TOTAL SINGAPORE		2,971,668
South Africa - 1.7%
Absa Group Ltd.	26,327	230,998
Anglo American Platinum Ltd.	2,179	84,579
Anglo American PLC (United Kingdom)	39,971	1,211,774
Aspen Pharmacare Holdings Ltd.	12,171	168,312
Bid Corp. Ltd.	10,534	262,192
Bidvest Group Ltd./The	10,641	159,710
Capitec Bank Holdings Ltd.	2,750	428,222
Clicks Group Ltd.	7,341	142,688
Discovery Ltd.	17,409	136,500
FirstRand Ltd.	159,210	714,205
Gold Fields Ltd.	28,347	493,511
Impala Platinum Holdings Ltd.	29,094	149,462
Kumba Iron Ore Ltd.	1,981	43,214
MTN Group Ltd.	53,469	232,254
Naspers Ltd. Class N	5,605	1,083,980
Nedbank Group Ltd.	14,424	220,219
Northam Platinum Holdings Ltd.	11,736	91,929
Old Mutual Ltd.	145,210	98,229
Pepkor Holdings Ltd. (b)	75,487	84,512
Sanlam Ltd.	54,546	244,240
Sasol Ltd.	18,519	150,166
Shoprite Holdings Ltd.	16,176	270,478
Sibanye-Stillwater Ltd.	91,185	104,123
Standard Bank Group Ltd.	42,291	514,992
Vodacom Group Ltd.	18,556	104,148
Woolworths Holdings Ltd.	30,993	102,445
TOTAL SOUTH AFRICA		7,527,082
Spain - 1.2%
ACS Actividades de Construccion y Servicios SA	6,708	299,537
Amadeus IT Holding SA Class A	14,125	928,519
Banco de Sabadell SA	172,532	364,483
Cellnex Telecom SA (b)	15,653	545,926
Iberdrola SA	187,174	2,472,232
Redeia Corp. SA	12,944	229,322
Repsol SA	38,602	550,578
TOTAL SPAIN		5,390,597
Sweden - 2.3%
Alfa Laval AB	9,172	405,106
ASSA ABLOY AB (B Shares)	31,315	953,677
Atlas Copco AB:
(A Shares)	84,742	1,508,209
(B Shares)	48,965	766,078
Boliden AB	8,388	255,810
Epiroc AB:
(A Shares)	20,656	385,552
(B Shares)	12,605	211,747
EQT AB	11,842	383,594
Essity AB (B Shares)	19,315	543,422
Evolution AB (b)	5,831	564,845
H&M Hennes & Mauritz AB (B Shares)	18,196	282,475
Holmen AB (B Shares)	2,441	95,915
Husqvarna AB (B Shares)	11,512	77,784
Nibe Industrier AB (B Shares)	47,477	208,409
Sandvik AB	33,782	691,579
SKF AB (B Shares)	10,377	192,779
Svenska Cellulosa AB SCA (B Shares)	19,183	260,808
Svenska Handelsbanken AB (A Shares)	46,245	466,791
Tele2 AB (B Shares)	16,981	174,738
Telia Co. AB	75,080	218,246
Volvo AB:
(A Shares)	6,422	166,829
(B Shares)	49,684	1,267,941
TOTAL SWEDEN		10,082,334
Switzerland - 5.4%
ABB Ltd. (Reg.)	50,403	2,797,701
Baloise Holdings AG	1,428	256,235
Banque Cantonale Vaudoise	922	98,109
Chocoladefabriken Lindt & Spruengli AG	34	426,477
Chocoladefabriken Lindt & Spruengli AG	3	371,176
Clariant AG (Reg.)	6,786	101,046
DSM-Firmenich AG	5,896	753,271
Geberit AG (Reg.)	1,060	676,758
Givaudan SA	291	1,427,897
Julius Baer Group Ltd.	6,520	356,824
Kuehne & Nagel International AG	1,537	477,166
Logitech International SA (Reg.)	4,939	445,537
Lonza Group AG	2,340	1,565,954
Novartis AG	62,080	6,929,857
SGS SA (Reg.)	4,754	520,489
Sig Group AG	9,705	203,996
Sika AG	4,776	1,451,708
Sonova Holding AG	1,607	493,039
Swiss Life Holding AG	932	715,445
Swiss Prime Site AG	2,431	243,862
Swisscom AG	821	503,216
Temenos AG	2,062	143,066
VAT Group AG (b)	856	429,390
Zurich Insurance Group Ltd.	4,620	2,543,303
TOTAL SWITZERLAND		23,931,522
Taiwan - 7.6%
Acer, Inc.	94,000	127,432
AUO Corp.	214,400	117,574
Cathay Financial Holding Co. Ltd.	302,751	582,247
Chailease Holding Co. Ltd.	46,920	219,845
China Airlines Ltd.	89,000	62,881
China Steel Corp.	373,000	265,153
Chunghwa Telecom Co. Ltd.	121,000	450,323
CTBC Financial Holding Co. Ltd.	560,000	610,490
Delta Electronics, Inc.	61,000	786,897
E.SUN Financial Holdings Co. Ltd.	456,602	371,549
EVA Airways Corp.	85,000	89,975
Evergreen Marine Corp. (Taiwan)	32,157	167,751
Far Eastern New Century Corp.	92,000	96,124
Far EasTone Telecommunications Co. Ltd.	56,000	148,166
First Financial Holding Co. Ltd.	346,228	311,455
Fubon Financial Holding Co. Ltd.	244,285	664,405
Hotai Motor Co. Ltd.	9,180	182,852
Hua Nan Financial Holdings Co. Ltd.	281,357	239,318
Lite-On Technology Corp.	64,000	196,587
MediaTek, Inc.	48,000	1,836,074
Mega Financial Holding Co. Ltd.	366,255	485,060
Nan Ya Plastics Corp.	150,000	230,528
PharmaEssentia Corp. (a)	7,000	141,153
President Chain Store Corp.	18,000	153,130
Sinopac Financial Holdings Co.	329,806	269,638
Taishin Financial Holdings Co. Ltd.	340,721	212,089
Taiwan Cooperative Financial Holding Co. Ltd.	323,302	266,261
Taiwan High Speed Rail Corp.	61,000	55,635
Taiwan Mobile Co. Ltd.	58,000	187,401
Taiwan Semiconductor Manufacturing Co. Ltd.	776,000	22,735,833
The Shanghai Commercial & Savings Bank Ltd.	122,000	156,104
Uni-President Enterprises Corp.	153,000	394,914
United Microelectronics Corp.	353,000	564,819
Voltronic Power Technology Corp.	2,000	114,328
Wan Hai Lines Ltd.	21,460	51,415
TOTAL TAIWAN		33,545,406
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	13,300	87,550
Advanced Information Service PCL NVDR	24,900	163,910
Airports of Thailand PCL:
(For. Reg.)	33,200	52,769
NVDR	104,400	165,936
Asset World Corp. PCL NVDR	247,500	25,344
Bangkok Dusit Medical Services PCL:
(For. Reg.)	93,300	68,897
NVDR	264,000	194,950
Bangkok Expressway and Metro PCL NVDR	234,900	51,543
Bumrungrad Hospital PCL:
(For. Reg.)	3,300	22,837
NVDR	14,600	101,037
Central Retail Corp. PCL NVDR	60,700	54,215
Charoen Pokphand Foods PCL:
(For. Reg.) (a)	43,800	29,572
NVDR (a)	77,000	51,987
CP ALL PCL:
(For. Reg.)	24,300	39,819
NVDR	152,800	250,386
Delta Electronics PCL NVDR	96,800	277,758
Energy Absolute PCL:
(For. Reg.)	3,800	385
NVDR	52,500	5,317
Home Product Center PCL:
(For. Reg.)	25,200	6,451
NVDR	174,600	44,697
Indorama Ventures PCL:
(For. Reg.)	31,300	16,994
NVDR	25,900	14,062
Intouch Holdings PCL:
(For. Reg.)	4,800	11,106
NVDR	27,900	64,555
Kasikornbank PCL NVDR	19,800	73,246
Minor International PCL:
(For. Reg.)	48,599	39,648
NVDR	62,568	51,044
PTT Exploration and Production PCL:
(For. Reg.)	16,400	67,819
NVDR	28,200	116,616
PTT Global Chemical PCL:
(For. Reg.)	11,900	9,122
NVDR	63,200	48,448
PTT Oil & Retail Business PCL NVDR	92,200	40,981
SCG Packaging PCL NVDR	39,600	31,471
Siam Cement PCL:
(For. Reg.)	1,500	9,326
NVDR	20,800	129,314
Thai Oil PCL NVDR	33,600	47,733
TOTAL THAILAND		2,466,845
Turkey - 0.2%
Akbank TAS	98,032	183,230
Haci Omer Sabanci Holding A/S	33,431	100,290
Koc Holding A/S	24,259	157,562
Turk Hava Yollari AO (a)	17,677	154,391
Turkiye Is Bankasi A/S Series C	268,825	121,759
Yapi ve Kredi Bankasi A/S	110,318	100,599
TOTAL TURKEY		817,831
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	91,458	221,365
Abu Dhabi Islamic Bank	47,110	157,249
Aldar Properties PJSC	122,005	245,475
Emaar Properties PJSC	209,569	492,405
Emirates Telecommunications Corp.	109,608	488,811
First Abu Dhabi Bank PJSC	139,604	495,633
NMC Health PLC (a)(c)	987	0
TOTAL UNITED ARAB EMIRATES		2,100,938
United Kingdom - 8.6%
3i Group PLC	30,655	1,233,273
Admiral Group PLC	8,128	287,764
Ashtead Group PLC	13,736	989,219
Associated British Foods PLC	10,727	342,270
AstraZeneca PLC (United Kingdom)	48,843	7,759,731
Auto Trader Group PLC (b)	28,648	300,084
Aviva PLC	85,798	551,709
Barratt Developments PLC	30,947	209,502
Berkeley Group Holdings PLC	3,388	221,177
BT Group PLC	205,008	371,207
Bunzl PLC	10,714	448,737
Burberry Group PLC	11,128	111,367
Coca-Cola Europacific Partners PLC	6,556	483,636
Croda International PLC	4,196	218,032
DCC PLC (United Kingdom)	3,147	216,846
HSBC Holdings PLC (United Kingdom)	594,937	5,410,418
Informa PLC	43,127	481,901
Intertek Group PLC	5,117	332,197
J Sainsbury PLC	52,545	186,031
Kingfisher PLC	57,069	202,888
Land Securities Group PLC	22,212	181,465
Legal & General Group PLC	189,539	564,565
Lloyds Banking Group PLC	1,991,418	1,521,344
M&G PLC	71,276	194,528
National Grid PLC	151,143	1,917,730
Phoenix Group Holdings PLC	22,096	155,378
Reckitt Benckiser Group PLC	22,231	1,195,887
RELX PLC (London Stock Exchange)	59,177	2,793,007
Rentokil Initial PLC	79,996	488,468
Sage Group PLC	31,856	444,744
Schroders PLC	25,956	131,068
Segro PLC	40,161	472,818
Smiths Group PLC	10,906	250,401
Spirax-Sarco Engineering PLC	2,321	270,329
Taylor Wimpey PLC	106,991	219,174
Tesco PLC	220,973	942,333
Unilever PLC	78,919	4,849,944
Vodafone Group PLC	729,676	682,794
Whitbread PLC	5,828	218,023
WPP PLC	34,142	329,337
TOTAL UNITED KINGDOM		38,181,326
United States of America - 2.5%
Alcon, Inc. (Switzerland)	15,715	1,492,813
CSL Ltd.	15,198	3,078,224
James Hardie Industries PLC CDI (a)	13,817	493,978
QIAGEN NV (Germany)	7,011	313,218
Schneider Electric SA	17,139	4,131,103
Swiss Re Ltd.	9,493	1,172,903
Tenaris SA	14,943	237,098
TOTAL UNITED STATES OF AMERICA		10,919,337
TOTAL COMMON STOCKS (Cost $388,429,504)		436,024,960

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	167,755	368,660
Companhia Energetica de Minas Gerais (CEMIG) (PN)	58,458	112,241
Companhia Paranaense de Energia-COPEL (PN-B)	32,300	57,620
Gerdau SA	43,370	140,013
Itau Unibanco Holding SA	152,900	915,862
TOTAL BRAZIL		1,594,396
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,445	168,527
Colombia - 0.0%
Bancolombia SA (PN)	14,054	117,608
Germany - 0.2%
Henkel AG & Co. KGaA	5,365	459,276
Sartorius AG (non-vtg.)	830	235,975
TOTAL GERMANY		695,251
Korea (South) - 0.0%
LG Chemical Ltd.	221	34,365
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,866,448)		2,610,147

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $79,755)	80,000	79,754

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $2,598,648)	2,598,128	2,598,648

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $393,974,355)	441,313,509
NET OTHER ASSETS (LIABILITIES) - 0.4% (g)	1,747,315
NET ASSETS - 100.0%	443,060,824

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	23	Sep 2024	2,748,155	40,886	40,886
ICE MSCI Emerging Markets Index Contracts (United States)	23	Sep 2024	1,260,975	19,108	19,108
TME S&P/TSX 60 Index Contracts (Canada)	2	Sep 2024	401,347	4,485	4,485

TOTAL FUTURES CONTRACTS					64,479
The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,496,028 or 1.7% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,754.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Includes $63,344 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,832,504	42,295,065	44,528,777	186,485	(144)	-	2,598,648	0.0%
Total	4,832,504	42,295,065	44,528,777	186,485	(144)	-	2,598,648

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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